Employee costs and share plans for employees, Employee costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee costs and share plans for employees
Wages and salaries	$ 7,633	$ 6,273	$ 5,648
Social security costs	886	726	658
Pension costs	564	435	491
Other employment costs	1,192	813	771
Total employee benefits expense	10,275	8,247	7,568
Severance costs	$ 238	$ 116	$ 158